Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS
4.           PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consist of the following at:

	December 31, 2013	December 31, 2012
Prepaid consulting fees	$23,493	$181,849
Prepaid compensation	256,171	311,090
Receivable from Target	--	34,475
Short term storage and utility deposits	42,187	--
Sundry prepaid expenses and other current assets	75,829	43,695
Subtotal	397,680	571,109
Less: non current portion	(126,005)	(213,797)
Prepaid and other current assets	$271,675	$357,312

On December 6, 2012, the Company retained an individual to serve as chairman of the Company’s Board of Directors for three years.  As part of the chairman’s compensation, the Company issued to him 200,000 fully vested shares of the Company’s common stock valued at $316,000 which is based on the market value on the date of issuance.  As of December 31, 2013, the prepaid portion of the compensation was $205,756.  The expense will be recognized ratably over the term of the agreement.

On January 11, 2013, the Company retained an individual to serve on the Company’s Board of Directors for three years. As part of the individual’s compensation, the Company issued to him 50,000 fully vested shares of the Company’s common stock valued at $74,500 which is based on the market value on the date of issuance under the 2013 Omnibus Plan. The expense will be recognized ratably over the term of the agreement. As of December 31, 2013, the prepaid portion of the compensation was $50,415.

On January 14, 2013, the Company entered into a contract with a firm to provide strategic planning consulting services over a year. The Company issued 250,000 fully vested shares of its common stock at $1.49 per share, for a total value of $372,500 which is based on the market value on the date of issuance, covering the year ended January 14, 2014. The expense will be recognized ratably over the term of the agreement. As of December 31, 2013, the prepaid portion of those services was $14,288.

On August 12, 2013 the Company retained a firm to provide the Company with management advisory services over a year. As part of the agreement the Company issued 3,000 shares of its common stock to the firm and 7,000 shares of its common stock to a principal of the firm; each at $1.50 per share and valued at $15,000 in aggregate which is based on the market value on the date of issuance. The expense will be recognized ratably over the term of the agreement. As of December 31, 2013, the prepaid portion of those services was $9,205.